Debt (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 14, 2020
Debt Instrument [Line Items]
Secured debt gross		$ 2,683,800,000
Aggregate principal amount		2,758,800,000	$ 2,678,800,000
Net proceeds from debt issuance		564,568,000	0	$ 169,936,000
Line of credit facility, term	5 years
Long-term debt		2,651,185,000	2,651,629,000
Loss on early extinguishment of debt		2,424,000	0	0
Maximum borrowing capacity	$ 250,000,000	500,000,000
Line of Credit Facility, Remaining Borrowing Capacity		250,000,000.0
Maximum amount of short-term indebtedness outstanding		500,000,000
Authorized amount of debt to be issued		350,000,000
Authorized amount of debt to be refinanced		185,000,000
Preferred Stock Issuable in Lieu of Portion of Maximum Authorized Amount of Debt		65,000,000
Authority Remaining Available On Maximum Authorized Amount Of Debt To Be Refinanced		95,000,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, accordion feature	$ 150,000,000
Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		75,000,000.0	0.0
Indianapolis Power And Light Company
Debt Instrument [Line Items]
Secured debt gross		1,803,800,000
Aggregate principal amount		1,878,800,000	1,803,800,000
Unsecured Debt		0	89,886,000
Net proceeds from debt issuance		90,000,000	0	104,936,000
Line of credit facility, term	5 years
Long-term debt		1,780,410,000	1,780,901,000
Maximum borrowing capacity	$ 250,000,000	500,000,000
Line of Credit Facility, Remaining Borrowing Capacity		250,000,000.0
Maximum amount of short-term indebtedness outstanding		500,000,000
Authorized amount of debt to be issued		350,000,000
Authorized amount of debt to be refinanced		185,000,000
Preferred Stock Issuable in Lieu of Portion of Maximum Authorized Amount of Debt		65,000,000
First mortgage bonds		1,780,410,000	1,691,015,000
Authority Remaining Available On Maximum Authorized Amount Of Debt To Be Refinanced		$ 95,000,000
Indianapolis Power And Light Company | Three Point Eight Seven Five Percent First Mortgage Bonds
Debt Instrument [Line Items]
Debt instrument, stated interest rate		3.875%
Indianapolis Power And Light Company | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, accordion feature	$ 150,000,000
Indianapolis Power And Light Company | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		$ 75,000,000.0	0.0
Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Aggregate principal amount		880,000,000	875,000,000
Net proceeds from debt issuance		474,568,000	0	65,000,000
Early tender premium		(2,415,000)	0	0
Long-term debt		870,775,000	870,728,000
Loss on early extinguishment of debt		$ 2,415,000	0	$ 0
First Mortgage Bond Seven [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		3.875%
First mortgage bonds		$ 55,000,000	55,000,000
First Mortgage Bonds [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Secured debt gross		$ 1,803,800,000	1,803,800,000
FMB Twenty [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		4.05%
First mortgage bonds		$ 350,000,000	350,000,000
First Mortgage Bond Nine [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		3.125%
First mortgage bonds		$ 40,000,000	40,000,000
Environmental Facilities Refunding Revenue Notes, Series 2015A [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Unsecured Debt		0	30,000,000
Environmental Facilities Refunding Revenue Notes, Series 2015B [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Unsecured Debt		$ 0	60,000,000
3.45% Senior Secured Notes [Member] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate		3.45%
Long-term debt		$ 0	405,000,000
First Mortgage Bond 4.65% Due June 2043 [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		4.65%
First mortgage bonds		$ 170,000,000	170,000,000
First Mortgage Bond 4.70% Due September 2045 [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		4.50%
First mortgage bonds		$ 130,000,000	130,000,000
First Mortgage Bond Nineteen [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		4.70%
First mortgage bonds		$ 260,000,000	260,000,000
Three Point Seven Zero Percent Senior Secured Notes [Domain] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate		3.70%
Long-term debt		$ 405,000,000	405,000,000
FMB Twenty - one [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		4.875%
First mortgage bonds		$ 105,000,000	105,000,000
Bank Term Loan Maturing July 2020 [Member] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Long-term debt		$ 0	65,000,000		$ 65,000,000
First Mortgage Bond Eight [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		3.875%
First mortgage bonds		$ 40,000,000	40,000,000
First Mortgage Bond Thirteen [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		6.60%
First mortgage bonds		$ 100,000,000	100,000,000
First Mortgage Bond Fourteen [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		6.05%
First mortgage bonds		$ 158,800,000	158,800,000
First Mortgage Bond Fifteen [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		6.60%
First mortgage bonds		$ 165,000,000	165,000,000
First Mortgage Bond Sixteen [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		4.875%
First mortgage bonds		$ 140,000,000	140,000,000
FMB Twenty - three | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate		0.95%
First mortgage bonds		$ 60,000,000	$ 0
Three Point Eight Seven Five Percent First Mortgage Bonds | Indianapolis Power And Light Company
Debt Instrument [Line Items]
First mortgage bonds		95,000,000
Aggregated Principal Amount of First Mortgage Bonds to the Indiana Finance Authority in Two Series | Indianapolis Power And Light Company
Debt Instrument [Line Items]
First mortgage bonds		$ 90,000,000